Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Income taxes

8    Income taxes

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2011	2010	2009

Current income tax (recovery) expense (1)	$(60)	$9	$(52)

Deferred income tax expense
Origination and reversal of temporary differences	194	244	243
Effect of tax rate decreases	–	–	(35)
Effect of hedge of net investment in foreign subsidiaries	8	(18)	(32)
Tax credits	(15)	(16)	(16)
Other	–	1	(27)

Total deferred income tax expense	187	211	133

Total income taxes	$127	$220	$81

Income before income tax expense
Canada	$430	$577	$602
Foreign	267	294	29

Total income before income tax expense	$697	$871	$631

Income tax (recovery) expense
Current
Canada	$(59)	$(1)	$(51)
Foreign	(1)	10	(1)

Total current income tax (recovery) expense	(60)	9	(52)

Deferred
Canada	115	122	81
Foreign	72	89	52

Total deferred income tax expense	187	211	133

Total income taxes	$127	$220	$81

(1) Current income tax recovery in 2011 includes a reduction to the Company’s uncertain tax positions.

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2011	2010

Deferred income tax assets
Restructuring liability	$16	$22
Amount related to tax losses carried forward	377	334
Liabilities carrying value in excess of tax basis	327	267
Future environmental remediation costs	34	38
Tax credits carried forward including minimum tax	116	94
Other	57	29

Total deferred income tax assets	927	784

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,608	2,466
Other long-term assets carrying value in excess of tax basis	18	18
Other	19	23

Total deferred income tax liabilities	2,645	2,507

Total net deferred income tax liabilities	1,718	1,723
Current deferred income tax assets	101	222

Long-term deferred income tax liabilities	$1,819	$1,945

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2011	2010	2009

Statutory federal and provincial income tax rate	28.75%	29.15%	30.71%

Expected income tax expense at Canadian enacted statutory tax rates	$200	$254	$194
Increase (decrease) in taxes resulting from:
Items not subject to tax	(3)	(3)	(25)
Canadian tax rate differentials	(8)	(10)	(26)
Foreign tax rate differentials	(4)	–	(7)
Effect of tax rate decreases	–	–	(35)
Tax credits	(15)	(16)	(16)
Other(1)	(43)	(5)	(4)

Income tax expense	$127	$220	$81

(1) Substantially all amounts relate to uncertain tax positions in 2011.

The Company has no unrecognized tax benefits from capital losses at December 31, 2011 and 2010.

The Company has not provided a deferred liability for the income taxes, if any, which might become payable on any temporary difference associated with its foreign investments because the Company intends to indefinitely reinvest in its foreign investments and has no intention to realize this difference by a sale of its interest in foreign investments.

At December 31, 2011, the Company has income tax operating losses carried forward of $1,411 million, which have been recognized as a deferred tax asset. Certain of these losses carried forward will begin to expire in 2015, with the majority expiring between 2026 and 2031. The Company also has minimum tax credits of approximately $38 million that will begin to expire in 2016 as well as investment tax credits of $30 million, certain of which will begin to expire in 2018, and track maintenance credits of $48 million which will begin to expire in 2025.

It is more likely than not that the Company will realize the majority of its deferred income tax assets from the generation of future taxable income, as the payments for provisions, reserves and accruals are made and losses and tax credits carried forward are utilized.

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2011:

(in millions of Canadian dollars)	2011	2010	2009

Unrecognized tax benefits at January 1	$60	$61	$77
Increase in unrecognized:
Tax benefits related to the current year	3	5	14
Gross uncertain tax benefits related to prior years	1	2	11
Dispositions:
Gross uncertain tax benefits related to prior years	(45)	(5)	(15)
Settlements with tax authorities	–	(3)	(26)

Unrecognized tax benefits as at December 31	$19	$60	$61

If these uncertain tax positions were recognized, all of the amount of unrecognized tax positions as at December 31, 2011 would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in the Company’s Consolidated Statement of Income. The total amount of accrued interest and penalties in 2011 was a credit of $15 million (2010 – credit of $7 million; 2009 – expense of $18 million). The total amount of accrued interest and penalties associated with the unrecognized tax benefit at December 31, 2011 was $5 million (2010 – $20 million; 2009 – $27 million).

The Company and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax, or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2008. The federal and provincial income tax returns filed for 2009 and subsequent years remain subject to examination by the taxation authorities.

All U.S. federal income tax returns and generally all U.S. state and local income tax returns are closed to 2006. The income tax returns for 2007 and subsequent years continue to remain subject to examination by the taxation authorities.

The Company does not anticipate any material changes to the unrecognized tax benefits previously disclosed within the next 12 months as at December 31, 2011.